Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2015	Jan. 29, 2015
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 50
Secured Debt [Member] | Debt Due For Rental Car Funding [Member] | Avis Budget Rental Car Funding [Member]
Subsequent Event [Line Items]
Asset-backed notes issued		$ 650
Weighted average interest rate		2.70%